CAPITAL STOCK - Authorized capital stock (Details)	12 Months Ended
Dec. 31, 2017
Preferred A Shares
CAPITAL STOCK
Annual fixed cumulative preferential dividend (as a percent)	12.50%
Preferred C Shares
CAPITAL STOCK
Annual fixed cumulative preferential dividend (as a percent)	11.25%
Preferred D Shares
CAPITAL STOCK
Annual fixed cumulative preferential dividend (as a percent)	11.00%
Preferred F Shares
CAPITAL STOCK
Annual fixed cumulative preferential dividend (as a percent)	10.85%
Preferred G Shares
CAPITAL STOCK
Annual fixed cumulative preferential dividend (as a percent)	10.85%